Other Assets (Parenthetical) (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2018 INR (₨)
Other Assets Disclosure [Line Items]
Other assets	[1]	₨ 44,552.6	₨ 55,636.0	$ 590.9
ASU 2016-01
Other Assets Disclosure [Line Items]
Unrealized gain \ (loss) recognized in non-interest revenue–other, net		(131.1)	6,717.5
ASU 2016-01 | Equity securities
Other Assets Disclosure [Line Items]
Other assets		11,611.2	11,483.4		₨ 1,267.7
ASU 2016-01 | Equity securities | Non Marketable Equity Securities [Member]
Other Assets Disclosure [Line Items]
Other assets		₨ 696.9	₨ 459.4

[1]	Effective April 1, 2018, the Bank adopted ASU 2016-01. The equity securities that were previously reported as AFS securities were reclassified to other assets with carrying value amounting to Rs. 1,267.7 million. Others include equity securities with carrying value amounting to Rs. 11,483.4 million and Rs. 11,611.2 million as at March 31, 2019 and March 31, 2020, respectively. Equity securities include non-marketable equity securities carried at cost Rs. 459.4 million and Rs. 696.9 million as at March 31, 2019 and March 31, 2020, respectively. Unrealized gain \ (loss) recognized in non-interest revenue–other, net Rs 6,717.5 million and Rs. (131.1) million for the fiscal year ended March 31, 2019 and March 31, 2020, respectively.